Annual Total Returns - FidelityBalancedK6Fund-PRO - FidelityBalancedK6Fund-PRO - Fidelity Balanced K6 Fund - Fidelity Balanced K6 Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 14, 2019
Annual Return 2020	22.75%
Annual Return 2021	18.51%
Annual Return 2022	(17.83%)
Annual Return 2023	21.93%